Portfolio of Investments

Touchstone Balanced Fund – March 31, 2020 (Unaudited)

Shares		Market Value
	Common Stocks — 58.9%
	Information Technology — 14.0%
1,809	Apple, Inc.	$460,011
3,214	Avnet, Inc.	80,671
1,250	International Business Machines Corp.	138,663
4,162	Microsoft Corp.	656,389
4,802	Oracle Corp.	232,079
2,151	salesforce.com, Inc.*	309,701
1,171	Texas Instruments, Inc.	117,018
703	Workday, Inc. - Class A*	91,545

		2,086,077

	Communication Services — 12.0%
433	Alphabet, Inc. - Class C*	503,497
4,776	AT&T, Inc.	139,220
357	Charter Communications, Inc. - Class A*	155,763
6,110	Comcast Corp. - Class A	210,062
2,225	Facebook, Inc. - Class A*	371,130
3,262	Fox Corp. - Class A	77,081
398	Netflix, Inc.*	149,449
1,885	Walt Disney Co. (The)	182,091

		1,788,293

	Financials — 9.0%
9,312	Bank of America Corp.	197,694
4,115	Berkshire Hathaway, Inc. - Class B*	752,345
1,580	Brookfield Asset Management, Inc. (Canada) - Class A	69,915
1,243	Goldman Sachs Group, Inc. (The)	192,155
1,623	Signature Bank/NewYork NY	130,473

		1,342,582

	Consumer Discretionary — 7.7%
751	Alibaba Group Holding Ltd. (China) ADR*	146,054
301	Amazon.com, Inc.*	586,866
4,760	JD.com, Inc. (China) ADR*	192,780
1,124	Starbucks Corp.	73,892
2,403	Trip.com Group Ltd. (China) ADR*	56,350
1,972	Yum China Holdings, Inc. (China)	84,066

		1,140,008

	Health Care — 6.2%
1,264	AmerisourceBergen Corp.	111,864
3,773	Bristol-Myers Squibb Co.	210,307
2,248	Johnson & Johnson	294,780
1,200	Novartis AG (Switzerland) ADR	98,940
845	UnitedHealth Group, Inc.	210,726

		926,617

	Industrials — 5.6%
1,144	Deere & Co.	158,055
633	FedEx Corp.	76,758
5,086	General Electric Co.	40,383
1,208	Hubbell, Inc.	138,606
416	Parker-Hannifin Corp.	53,968
1,210	Union Pacific Corp.	170,658
2,069	United Technologies Corp.*	195,169

		833,597

	Consumer Staples — 1.8%
2,761	Monster Beverage Corp.*	155,334
1,526	Philip Morris International, Inc.	111,337

		266,671

	Real Estate — 1.2%
1,715	Jones Lang LaSalle, Inc. REIT	173,181

Shares		Market Value
	Energy — 0.9%
2,491	Exxon Mobil Corp.	$94,583
3,317	Schlumberger Ltd.	44,746

		139,329

	Materials — 0.5%
1,946	DuPont de Nemours, Inc.	66,359

	Total Common Stocks	$8,762,714

Principal Amount
	Corporate Bonds — 15.0%
	Financials — 3.8%
$15,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	13,350
24,000	American Express Co., 3.000%, 10/30/24	24,550
18,000	American Financial Group, Inc., 5.250%, 4/2/30	17,491
24,000	Ares Capital Corp., 3.250%, 7/15/25	19,048
50,000	Bank of America Corp. MTN, 4.000%, 1/22/25	52,620
24,000	Bank of Montreal (Canada), 3.803%, 12/15/32	23,311
24,000	Bank of NewYork Mellon Corp. (The) MTN, 2.950%, 1/29/23	24,536
14,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	17,216
18,000	Citigroup, Inc., 3.200%, 10/21/26	18,639
11,000	Citigroup, Inc., 4.750%, 5/18/46	12,305
22,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.262%, 2/15/27(A)	18,480
32,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	32,856
20,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.801%, 7/24/23(A)	18,956
30,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	26,783
15,000	JPMorgan Chase & Co., 3.250%, 9/23/22	15,470
10,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.536%, 4/23/24(A)	9,409
25,000	JPMorgan Chase & Co., 3.509%, 1/23/29(A)	25,738
16,000	Mastercard, Inc., 3.300%, 3/26/27	17,432
25,000	Morgan Stanley, 3.950%, 4/23/27	26,329
25,000	NewYork Life Global Funding, 144a, 3.000%, 1/10/28	25,591
18,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	15,218
26,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(A)	20,853
10,000	State Street Corp., 144a, 2.825%, 3/30/23	10,094
34,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.360%, 5/15/27(A)	28,220
22,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	22,251
30,000	Wells Fargo & Co., 4.125%, 8/15/23	30,866

		567,612

	Information Technology — 1.7%
22,000	Adobe, Inc., 1.900%, 2/1/25	22,191
75,000	Apple, Inc., 2.750%, 1/13/25	79,107
24,000	Apple, Inc., 4.650%, 2/23/46	31,831
18,000	Fiserv, Inc., 3.500%, 7/1/29	18,723
23,000	Global Payments, Inc., 2.650%, 2/15/25	22,582
11,000	Microsoft Corp., 3.500%, 2/12/35	12,936
20,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	21,624
20,000	Oracle Corp., 2.650%, 7/15/26	20,412
17,000	Visa, Inc., 4.150%, 12/14/35	21,268

		250,674

	Health Care — 1.5%
7,000	Abbott Laboratories, 3.750%, 11/30/26	7,812

1

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.0% (Continued)
	Health Care — (Continued)
$20,000	AbbVie, Inc., 4.450%, 5/14/46	$21,227
15,000	Allergan Funding SCS, 3.800%, 3/15/25	15,358
18,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	18,650
17,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	22,733
16,000	Cigna Corp., 4.375%, 10/15/28	17,171
7,000	CommonSpirit Health, 4.187%, 10/1/49	6,575
23,000	CVS Health Corp., 4.300%, 3/25/28	24,602
13,000	CVS Health Corp., 5.125%, 7/20/45	14,958
18,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	17,794
30,000	Johnson & Johnson, 2.900%, 1/15/28	32,927
18,000	Mylan, Inc., 4.550%, 4/15/28	17,606

		217,413

	Consumer Staples — 1.4%
28,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	30,497
19,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	21,733
16,000	Kroger Co. (The), 5.000%, 4/15/42	18,095
22,000	Mars, Inc., 144a, 3.875%, 4/1/39	23,357
15,000	McDonald’s Corp. MTN, 3.500%, 7/1/27	15,758
25,000	Mondelez International, Inc., 3.625%, 5/7/23	26,233
6,000	Moody’s Corp., 2.750%, 12/15/21	5,956
20,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	20,119
13,000	Starbucks Corp., 3.350%, 3/12/50	12,253
14,000	Sysco Corp., 5.950%, 4/1/30	14,698
16,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	17,255

		205,954

	Utilities — 1.2%
14,000	AmericanWater Capital Corp., 6.593%, 10/15/37	19,953
26,000	DTE Energy Co. Ser D, 3.700%, 8/1/23	26,204
15,000	Duke Energy Progress LLC, 4.150%, 12/1/44	16,852
13,000	Edison International, 4.125%, 3/15/28	12,434
8,000	Florida Power & Light Co., 2.850%, 4/1/25	8,341
11,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	10,535
16,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	16,011
27,000	PacifiCorp., 5.750%, 4/1/37	35,010
13,000	Virginia Electric & Power Co., 3.300%, 12/1/49	12,980
25,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 3.804%, 5/15/67(A)	20,094

		178,414

	Communication Services — 1.1%
10,000	AT&T, Inc., 4.500%, 5/15/35	10,658
24,000	Booking Holdings, Inc., 3.600%, 6/1/26	23,407
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	19,301
14,000	Comcast Corp., 4.000%, 3/1/48	16,519
15,000	Comcast Corp., 4.150%, 10/15/28	16,842
14,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	14,129
8,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	10,800
25,000	Verizon Communications, Inc., 5.012%, 4/15/49	33,596
18,000	Walt Disney Co. (The), 1.750%, 8/30/24	18,036

		163,288

	Industrials — 1.1%
15,000	3M Co., 2.650%, 4/15/25	15,454
25,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	31,835
23,000	Eagle Materials, Inc., 4.500%, 8/1/26	21,039

Principal Amount		Market Value
	Industrials — (Continued)
$12,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	$10,590
7,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	6,167
21,000	FedEx Corp., 5.100%, 1/15/44	20,831
12,000	General Electric Co., 4.125%, 10/9/42	11,329
26,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	26,247
14,000	Norfolk Southern Corp., 4.837%, 10/1/41	16,378

		159,870

	Real Estate — 1.0%
14,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	13,873
24,000	Boston Properties LP REIT, 3.200%, 1/15/25	24,221
23,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	23,294
14,000	Equinix, Inc. REIT, 2.900%, 11/18/26	12,821
22,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	19,509
15,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	14,779
17,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	16,076
16,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	15,166
17,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	16,777

		156,516

	Consumer Discretionary — 1.0%
8,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	7,000
10,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	9,500
12,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	10,874
20,000	Home Depot, Inc. (The), 5.950%, 4/1/41	27,955
24,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	22,865
24,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	26,449
18,000	Marriott International, Inc., 2.125%, 10/3/22	16,201
8,000	NIKE, Inc., 3.375%, 3/27/50	8,727
22,000	Walmart, Inc., 2.850%, 7/8/24	23,128

		152,699

	Energy — 0.9%
23,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	17,243
14,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	10,897
14,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	6,225
16,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	15,763
18,000	Diamondback Energy, Inc., 2.875%, 12/1/24	12,573
21,000	Energy Transfer Partners LP, 4.950%, 6/15/28	17,370
18,000	EQT Corp., 6.125%, 2/1/25	13,862
20,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	19,910
15,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	10,853
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	16,994

		141,690

	Materials — 0.3%
16,000	Ecolab, Inc., 4.800%, 3/24/30	17,973
19,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	20,331

		38,304

	Total Corporate Bonds	$2,232,434
	U.S. Treasury Obligations — 12.3%
5,000	U.S. Treasury Bond, 2.250%, 8/15/49	6,091
311,057	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/50	320,561
350,000	U.S. Treasury Note, 1.375%, 1/31/22	357,438
105,000	U.S. Treasury Note, 1.500%, 9/30/21	107,047
775,000	U.S. Treasury Note, 1.500%, 11/30/24	816,081

2

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Treasury Obligations — 12.3% (Continued)
$225,000	U.S. Treasury Note, 2.500%, 5/31/20	$225,889

	Total U.S. Treasury Obligations	$1,833,107

	U.S. Government Mortgage-Backed Obligations — 7.3%
224,563	FHLMC, Pool #G05624, 4.500%, 9/1/39	245,731
152,580	FHLMC, Pool #Q29260, 4.000%, 10/1/44	164,959
85,619	FNMA, Pool #725423, 5.500%, 5/1/34	96,710
82,254	FNMA, Pool #725610, 5.500%, 7/1/34	92,913
21,346	FNMA, Pool #890310, 4.500%, 12/1/40	23,386
84,390	FNMA, Pool #AD9193, 5.000%, 9/1/40	93,538
337,957	FNMA, Pool #AL5718, 3.500%, 9/1/44	362,311

	Total U.S. Government Mortgage-Backed Obligations	$1,079,548

Shares
	Exchange-Traded Fund — 1.8%
2,738	iShares JP Morgan USD Emerging Markets Bond ETF	$264,710

	Short-Term Investment Fund — 2.4%
352,256	Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	$352,256

	Total Investment Securities — 97.7% (Cost $13,341,902)	$14,524,769
	Other Assets in Excess of Liabilities — 2.3%	336,848

	Net Assets — 100.0%	$14,861,617

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.
*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $223,504 or 1.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$8,762,714	$—	$—	$8,762,714
Corporate Bonds	—	2,232,434	—	2,232,434
U.S. Treasury Obligations	—	1,833,107	—	1,833,107
U.S. Government Mortgage-Backed Obligations	—	1,079,548	—	1,079,548
Exchange-Traded Fund	264,710	—	—	264,710
Short-Term Investment Fund	352,256	—	—	352,256

Total	$9,379,680	$5,145,089	$—	$14,524,769

See accompanying Notes to Portfolios of Investments.

3

Portfolio of Investments

Touchstone Bond Fund – March 31, 2020 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 41.3%
	Financials — 9.7%
$196,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53(A)	$174,440
342,000	American Express Co., 3.000%, 10/30/24	349,834
215,000	American Financial Group, Inc., 5.250%, 4/2/30	208,926
276,000	Ares Capital Corp., 3.250%, 7/15/25	219,050
244,000	Bank of America Corp., 3.705%, 4/24/28	249,483
390,000	Bank of America Corp. MTN, 4.000%, 1/22/25	410,433
326,000	Bank of Montreal (Canada), 3.803%, 12/15/32	316,645
336,000	Bank of NewYork Mellon Corp. (The) MTN, 2.950%, 1/29/23	343,510
230,000	Bank of Nova Scotia (The), (Canada), (3M LIBOR +0.620%), 1.672%, 9/19/22(B)	220,206
316,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23(A)(B)	319,559
172,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	211,515
320,000	Citigroup, Inc., (3M LIBOR +1.430%), 3.010%, 9/1/23(B)	312,798
219,000	Citigroup, Inc., 3.200%, 10/21/26	226,775
138,000	Citigroup, Inc., 4.750%, 5/18/46	154,369
118,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	116,230
338,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 2.262%, 2/15/27(B)	283,920
72,000	Credit Acceptance Corp., 6.625%, 3/15/26	68,378
171,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	182,471
45,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	41,949
398,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 2.801%, 7/24/23(B)	377,222
177,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28(A)	181,737
262,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	270,404
200,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	203,435
200,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	178,554
250,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.536%, 4/23/24(B)	235,230
219,000	JPMorgan Chase & Co., 3.250%, 9/23/22	225,857
327,000	JPMorgan Chase & Co., 3.509%, 1/23/29(A)(B)	336,654
334,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28(A)(B)	331,402
200,000	Mastercard, Inc., 3.300%, 3/26/27	217,904
303,000	Morgan Stanley, 3.950%, 4/23/27	319,101
51,000	Navient Corp., 5.500%, 1/25/23	47,940
51,000	Navient Corp., 7.250%, 9/25/23	49,473
369,000	NewYork Life Global Funding, 144a, 3.000%, 1/10/28	377,729
235,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	198,681
292,000	PNC Capital Trust, (3M LIBOR +0.570%), 2.150%, 6/1/28(B)	234,190
54,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	52,920
76,000	Quicken Loans, Inc., 144a, 5.250%, 1/15/28	74,313
117,000	State Street Corp., 144a, (SOFRRATE +2.690%), 2.825%, 3/30/23	118,095
491,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 2.360%, 5/15/27(B)	407,530
210,000	Truist Financial Corp. MTN, 2.850%, 10/26/24	212,393
73,000	Wells Fargo & Co., 4.125%, 8/15/23	75,107

		9,136,362

	Consumer Staples — 5.1%
60,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	59,700

Principal Amount		Market Value
	Consumer Staples — (Continued)
$42,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.875%, 2/15/30	$41,895
79,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	71,890
427,000	Anheuser-Busch Cos, LLC / Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.900%, 2/1/46	465,073
60,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	57,000
94,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	92,355
144,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	126,720
311,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	312,269
422,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	410,524
104,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	107,380
296,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	338,572
20,000	Kraft Heinz Foods Co., 144a, 4.875%, 2/15/25	20,045
213,000	Kroger Co. (The), 5.000%, 4/15/42	240,896
327,000	Mars, Inc., 144a, 3.875%, 4/1/39	347,175
94,000	Mattel, Inc., 144a, 6.750%, 12/31/25	95,589
194,000	McDonald’s Corp. MTN, 3.500%, 7/1/27	203,801
400,000	Mondelez International Holdings Netherlands BV, 144a, 2.125%, 9/19/22	396,289
155,000	Moody’s Corp., 2.750%, 12/15/21	153,869
112,000	Pilgrim’s Pride Corp., 144a, 5.750%, 3/15/25	112,840
11,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	11,321
57,000	QVC, Inc., 4.750%, 2/15/27	50,418
286,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	287,708
124,000	Staples, Inc., 144a, 7.500%, 4/15/26	109,585
160,000	Starbucks Corp., 3.350%, 3/12/50	150,803
49,000	Superior Plus LP / Superior General Partner, Inc., 144a, 7.000%, 7/15/26	47,775
14,000	Sysco Corp., 5.650%, 4/1/25	14,575
154,000	Sysco Corp., 5.950%, 4/1/30	161,675
304,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	327,844
10,000	Yum! Brands, Inc., 144a, 7.750%, 4/1/25	10,500

		4,826,086

	Health Care — 4.2%
58,000	Abbott Laboratories, 3.750%, 11/30/26	64,728
276,000	AbbVie, Inc., 4.450%, 5/14/46	292,927
73,000	Acadia Healthcare Co., Inc., 5.125%, 7/1/22	69,578
32,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	30,156
226,000	Alcon Finance Corp., 144a, 3.800%, 9/23/49	225,468
163,000	Allergan Funding SCS, 3.800%, 3/15/25	166,887
289,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	299,429
60,000	AMN Healthcare, Inc., 144a, 5.125%, 10/1/24	57,750
117,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	115,245
117,000	Bausch Health Cos, Inc., 144a, 6.500%, 3/15/22	118,170
223,000	Bristol-Myers Squibb Co., 144a, 5.000%, 8/15/45	298,209
249,000	Cigna Corp., 4.375%, 10/15/28	267,225
117,000	CommonSpirit Health, 4.187%, 10/1/49	109,901
185,000	CommonSpirit Health, 4.200%, 8/1/23	191,801
320,000	CVS Health Corp., 4.300%, 3/25/28	342,286
191,000	CVS Health Corp., 5.125%, 7/20/45	219,767
50,000	DaVita, Inc., 5.125%, 7/15/24	49,850
285,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	281,731
44,000	HCA, Inc., 3.500%, 9/1/30	39,917
90,000	HCA, Inc., 5.375%, 2/1/25	92,025

4

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 41.3% (Continued)
	Health Care — (Continued)
$74,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	$62,900
140,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	114,100
39,000	Medtronic Global Holdings SCA, 3.350%, 4/1/27	41,548
228,000	Mylan, Inc., 4.550%, 4/15/28	223,009
70,000	Select Medical Corp., 144a, 6.250%, 8/15/26	70,000
54,000	Teleflex, Inc., 4.875%, 6/1/26	53,460
57,000	Tenet Healthcare Corp., 5.125%, 5/1/25	54,435

		3,952,502

	Communication Services — 4.1%
232,000	AT&T, Inc., 4.500%, 5/15/35	247,259
104,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	103,480
71,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	71,185
137,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	140,781
72,000	CenturyLink, Inc., Ser S, 6.450%, 6/15/21	73,080
192,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	231,613
203,000	Comcast Corp., 4.000%, 3/1/48	239,528
248,000	Comcast Corp., 4.150%, 10/15/28	278,458
70,000	CommScope, Inc., 144a, 5.500%, 3/1/24	70,840
222,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	224,050
121,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	163,346
53,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	43,064
187,000	DISH DBS Corp., 6.750%, 6/1/21	189,618
37,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	32,560
78,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	69,030
27,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	26,835
83,000	Netflix, Inc., 4.875%, 4/15/28	85,490
74,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 8/1/24	69,652
111,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	89,910
42,000	Qualitytech LP / QTS Finance Corp., 144a, 4.750%, 11/15/25	40,530
63,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	64,260
189,000	Sprint Corp., 144a, 7.250%, 2/1/28	189,945
85,000	TEGNA, Inc., 144a, 5.000%, 9/15/29	76,738
56,000	Telecom Italia Capital SA, 6.000%, 9/30/34	55,440
31,000	Telecom Italia Capital SA, 6.375%, 11/15/33	31,465
31,000	T-Mobile USA, Inc., 4.500%, 2/1/26	31,697
59,000	T-Mobile USA, Inc., 6.000%, 3/1/23	59,325
57,000	VeriSign, Inc., 5.250%, 4/1/25	58,710
410,000	Verizon Communications, Inc., 5.012%, 4/15/49	550,975
290,000	Walt Disney Co. (The), 1.750%, 8/30/24	290,577

		3,899,441

	Industrials — 3.3%
194,000	3M Co., 2.650%, 4/15/25	199,873
14,000	AECOM Global II LLC / URS Fox US LP, 5.000%, 4/1/22	13,020
73,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	71,023
39,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 6.000%, 2/15/25	39,109
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	337,453
119,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	113,645

Principal Amount		Market Value
	Industrials — (Continued)
$330,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	$309,222
400,000	Eagle Materials, Inc., 4.500%, 8/1/26	365,899
138,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	121,785
140,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	123,341
331,000	FedEx Corp., 5.100%, 1/15/44	328,331
133,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	123,101
290,000	John Deere Capital Corp. MTN, 2.450%, 1/9/30	292,753
57,000	Moog, Inc., 144a, 4.250%, 12/15/27	51,442
49,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	45,080
186,000	Norfolk Southern Corp., 4.837%, 10/1/41	217,591
78,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	69,810
47,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	46,824
1,743	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 9/3/22	1,630
238,000	Vulcan Materials Co., 4.500%, 4/1/25	250,080

		3,121,012

	Consumer Discretionary — 2.9%
80,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.000%, 10/15/25	76,399
97,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	76,155
65,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	58,662
138,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	120,750
156,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	148,200
90,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	81,558
221,000	Home Depot, Inc. (The), 5.950%, 4/1/41	308,904
316,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	301,060
126,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	116,602
117,000	Lennar Corp., 4.750%, 4/1/21	115,830
300,000	Lowe’s Cos, Inc., 4.500%, 4/15/30	330,607
292,000	Marriott International, Inc., 2.125%, 10/3/22	262,809
45,000	Meritage Homes Corp., 6.000%, 6/1/25	41,512
88,000	NIKE, Inc., 3.375%, 3/27/50	95,999
71,000	Quad/Graphics, Inc., 7.000%, 5/1/22	58,575
114,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	107,160
102,000	United Rentals North America, Inc., 5.875%, 9/15/26	103,306
324,000	Walmart, Inc., 2.850%, 7/8/24	340,616
11,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	9,570

		2,754,274

	Real Estate — 2.8%
166,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	164,499
320,000	Boston Properties LP REIT, 3.200%, 1/15/25	322,944
84,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	79,223
351,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	355,479
230,000	Equinix, Inc. REIT, 2.900%, 11/18/26	210,638
59,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	53,100
51,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	45,206
278,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	246,527
150,000	Iron Mountain US Holdings, Inc. REIT, 144a, 5.375%, 6/1/26	151,500
86,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	82,560

5

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 41.3% (Continued)
	Real Estate — (Continued)
$181,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	$178,331
84,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	82,409
282,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	266,678
180,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	170,615
244,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	240,798

		2,650,507

	Information Technology — 2.8%
244,000	Adobe, Inc., 1.900%, 2/1/25	246,124
335,000	Apple, Inc., 2.750%, 1/13/25	353,345
228,000	Apple, Inc., 4.650%, 2/23/46	302,395
282,000	Fiserv, Inc., 3.500%, 7/1/29	293,334
350,000	Global Payments, Inc., 2.650%, 2/15/25	343,634
144,000	Microsoft Corp., 3.500%, 2/12/35	169,344
319,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	344,903
170,000	Oracle Corp., 2.650%, 7/15/26	173,501
73,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	76,081
214,000	Visa, Inc., 4.150%, 12/14/35	267,725
41,000	Western Digital Corp., 4.750%, 2/15/26	41,615

		2,612,001

	Energy — 2.6%
270,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	214,326
357,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	267,639
221,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	172,022
202,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	89,822
297,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	260,637
69,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	63,480
251,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	247,284
47,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	45,708
328,000	Energy Transfer Partners LP, 4.950%, 6/15/28	271,308
198,000	EQT Corp., 6.125%, 2/1/25	152,480
56,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.000%, 5/15/23	40,620
70,000	Montage Resources Corp., 8.875%, 7/15/23	47,250
116,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	115,480
130,000	NuStar Logistics LP, 5.625%, 4/28/27	99,944
96,000	PDC Energy, Inc., 5.750%, 5/15/26	53,760
222,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	160,621
112,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	61,600
119,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	115,430

		2,479,411

	Utilities — 2.5%
213,000	AmericanWater Capital Corp., 6.593%, 10/15/37	303,572
140,000	DPL, Inc., 144a, 4.350%, 4/15/29	133,073
354,000	DTE Energy Co. Ser D Series D, 3.700%, 8/1/23	356,778
91,000	Duke Energy Progress LLC, 4.150%, 12/1/44	102,235
202,000	Edison International, 4.125%, 3/15/28	193,205
218,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	240,022
100,000	Florida Power & Light Co., 2.850%, 4/1/25	104,260
85,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	81,409

Principal Amount		Market Value
	Utilities — (Continued)
$234,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	$234,164
124,000	PacifiCorp., 5.750%, 4/1/37	160,788
69,000	Talen Energy Supply LLC, 144a, 7.250%, 5/15/27	62,355
198,000	Virginia Electric & Power Co., 3.300%, 12/1/49	197,701
309,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 3.804%, 5/15/67(B)	248,367

		2,417,929

	Materials — 1.3%
112,000	Alcoa Nederland Holding BV, 144a, 7.000%, 9/30/26	104,160
83,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	73,248
42,000	Commercial Metals Co., 5.750%, 4/15/26	39,203
51,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	40,887
196,000	Ecolab, Inc., 4.800%, 3/24/30	220,164
36,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	35,865
89,000	Freeport-McMoRan, Inc., 3.875%, 3/15/23	84,105
115,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	106,772
88,000	Hudbay Minerals, Inc., 144a, 7.625%, 1/15/25	76,560
49,000	Novelis Corp., 144a, 5.875%, 9/30/26	48,087
62,000	Nufarm Australia Ltd. / Nufarm Americas, Inc., 144a, 5.750%, 4/30/26	53,630
293,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	313,530

		1,196,211

	Total Corporate Bonds	$39,045,736

	U.S. Treasury Obligations — 14.1%
972,000	U.S. Treasury Bond, 2.250%, 8/15/49	1,184,131
4,741,112	U.S. Treasury Inflation Indexed Bond, 0.250%, 2/15/50	4,885,972
780,000	U.S. Treasury Note, 1.500%, 10/31/24	820,310
2,515,000	U.S. Treasury Note, 1.500%, 11/30/24	2,648,315
3,415,000	U.S. Treasury Note, 1.750%, 11/15/29	3,751,698

	Total U.S. Treasury Obligations	$13,290,426

	Asset-Backed Securities — 11.1%
375,000	Apidos CLO XVIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR +1.220%), 2.821%, 4/15/33(B)	347,853
265,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 2.942%, 10/22/30(B)	250,511
400,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 3.878%, 1/15/33(B)	345,503
275,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 3.169%, 10/21/31(B)	255,120
144,670	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	139,654
717,750	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	686,643
638,257	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	613,268
510,601	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	505,459
740,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	733,625
550,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	532,256

6

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 11.1% (Continued)
$250,000	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	$242,655
299,250	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	276,420
268,000	Jersey Mike’s Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	237,461
258,375	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	255,200
243,750	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	244,408
500,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	486,250
700,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 3.419%, 10/21/30(B)	637,696
275,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 3.469%, 4/20/31(B)	256,542
400,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 3.592%, 11/15/32(B)	355,299
750,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.785%, 7/15/38(B)	672,454
325,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	321,502
418,435	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	429,580
380,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 2.961%, 10/15/30(B)	361,713
275,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 3.089%, 7/20/32(B)	257,334
904,188	Wendys Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	825,198
257,000	Westlake Automobile Receivables Trust, Ser 2017-1A, Class E, 144a, 5.050%, 8/15/24	257,005

	Total Asset-Backed Securities	$10,526,609

	U.S. Government Mortgage-Backed Obligations — 8.2%
98,429	FHLMC, Pool #A95946, 4.000%, 1/1/41	106,264
74,759	FHLMC, Pool #A96485, 4.500%, 1/1/41	81,880
17,679	FHLMC, Pool #G03217, 5.500%, 9/1/37	19,557
11,003	FHLMC, Pool #G03781, 6.000%, 1/1/38	12,637
421,056	FHLMC, Pool #G05624, 4.500%, 9/1/39	460,745
564,913	FHLMC, Pool #Q29056, 4.000%, 10/1/44	610,788
250,062	FHLMC, Pool #Q29260, 4.000%, 10/1/44	270,349
5,114	FNMA, Pool #561741, 7.500%, 1/1/31	5,952
322,196	FNMA, Pool #725423, 5.500%, 5/1/34	363,934
304,646	FNMA, Pool #725610, 5.500%, 7/1/34	344,121
7,223	FNMA, Pool #889734, 5.500%, 6/1/37	8,177
50,219	FNMA, Pool #AB1149, 5.000%, 6/1/40	55,663
51,351	FNMA, Pool #AB1800, 4.000%, 11/1/40	55,721
84,729	FNMA, Pool #AD3795, 4.500%, 4/1/40	92,833
118,636	FNMA, Pool #AD9150, 5.000%, 8/1/40	131,496
281,301	FNMA, Pool #AD9193, 5.000%, 9/1/40	311,794
162,353	FNMA, Pool #AE0548, 4.500%, 11/1/40	177,913
124,095	FNMA, Pool #AE4429, 4.000%, 10/1/40	134,041
7,664	FNMA, Pool #AH2666, 4.000%, 1/1/26	8,061
14,311	FNMA, Pool #AH3493, 4.000%, 2/1/26	15,096
210,368	FNMA, Pool #AJ5457, 4.000%, 11/1/41	227,445
196,572	FNMA, Pool #AL0054, 4.500%, 2/1/41	215,387
418,663	FNMA, Pool #AL5718, 3.500%, 9/1/44	448,834

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 8.2% (Continued)
$426,634	FNMA, Pool #AR9195, 3.000%, 3/1/43	$450,981
196,213	FNMA, Pool #AS7813, 4.000%, 8/1/46	211,749
471,585	FNMA, Pool #AT2016, 3.000%, 4/1/43	500,044
545,911	FNMA, Pool #BC1158, 3.500%, 2/1/46	582,144
252,774	FNMA, Pool #MA1175, 3.000%, 9/1/42	267,179
126,700	FNMA, Pool #MA2177, 4.000%, 2/1/35	138,118
180,380	GNMA, Pool #4853, 4.000%, 11/20/40	196,643
123,228	GNMA, Pool #4883, 4.500%, 12/20/40	135,752
477,268	GNMA, Pool #5175, 4.500%, 9/20/41	525,737
18,135	GNMA, Pool #679437, 6.000%, 11/15/22	18,293
62,772	GNMA, Pool #736696, 4.500%, 5/15/40	69,188
244,376	GNMA, Pool #AD1745, 3.000%, 2/20/43	262,419
185,254	GNMA, Pool #MA1157, 3.500%, 7/20/43	198,138

	Total U.S. Government Mortgage-Backed Obligations	$7,715,073

	Non-Agency Collateralized Mortgage Obligations — 4.9%
$236,636	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.604%, 7/25/43(A)(B)	222,949
717,557	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.573%, 6/25/45(A)(B)	708,554
499,836	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.752%, 10/25/45(A)(B)	477,571
658,744	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.442%, 5/25/43(A)(B)	621,197
497,890	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.938%, 1/25/45(A)(B)	459,736
331,582	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.867%, 12/25/44(A)(B)	309,629
198,481	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	199,985
1,982	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	1,994
377,781	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.510%, 3/25/43(A)(B)	363,516
535,178	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.529%, 1/25/47(A)(B)	491,146
91,688	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	58,849
225,280	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.651%, 2/25/43(A)(B)	215,448
220,928	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.557%, 8/25/43(A)(B)	209,375
307,924	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.506%, 5/25/43(A)(B)	292,462
39,815	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	36,272

	Total Non-Agency Collateralized Mortgage Obligations	$4,668,683

Shares
	Exchange-Traded Fund — 4.7%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF	$4,392,269

7

Touchstone Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 3.4%
$675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	$748,424
750,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.955%, 7/15/35(B)	627,439
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	341,735
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	346,917
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	220,591
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.679%, 11/15/35(B)	297,375
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	666,014

	Total Commercial Mortgage-Backed Securities	$3,248,495

	Agency Collateralized Mortgage Obligations — 1.8%
953,046	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	1,111,073
67,505	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	71,911
444,800	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	473,389

	Total Agency Collateralized Mortgage Obligations	$1,656,373

	Municipal Bond — 0.4%
	NewYork — 0.4%
320,000	NY Housing Development Corp., Ref 8 Spruce Street Class B, 3.864%, 2/15/48	$332,150

Shares
	Short-Term Investment Fund — 5.9%
5,609,262	Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	$5,609,262

	Total Investment Securities —95.8% (Cost $91,092,404)	$90,485,076
	Other Assets in Excess of Liabilities — 4.2%	3,953,150

	Net Assets — 100.0%	$94,438,226

(A)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(B)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2020.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities were valued at $27,474,314 or 29.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$39,045,736	$—	$39,045,736
U.S. Treasury Obligations	—	13,290,426	—	13,290,426
Asset-Backed Securities	—	10,526,609	—	10,526,609
U.S. Government Mortgage-Backed Obligations	—	7,715,073	—	7,715,073
Non-Agency Collateralized Mortgage Obligations	—	4,668,683	—	4,668,683
Exchange-Traded Fund	4,392,269	—	—	4,392,269
Commercial Mortgage-Backed Securities	—	3,248,495	—	3,248,495
Agency Collateralized Mortgage Obligations	—	1,656,373	—	1,656,373
Municipal Bond	—	332,150	—	332,150
Short-Term Investment Fund	5,609,262	—	—	5,609,262

Total Assets	$10,001,531	$80,483,545	$—	$90,485,076

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Common Stock Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 100.0%
Information Technology — 24.3%
Apple, Inc.	36,489	$9,278,788
Avnet, Inc.	62,054	1,557,555
International Business Machines Corp.	22,843	2,533,974
Microsoft Corp.	81,627	12,873,394
Oracle Corp.	95,850	4,632,430
salesforce.com, Inc.*	45,597	6,565,056
Texas Instruments, Inc.	23,314	2,329,768
Workday, Inc. - Class A*	13,898	1,809,796

		41,580,761

Communication Services — 21.7%
Alphabet, Inc. - Class C*	9,023	10,492,035
AT&T, Inc.	94,964	2,768,201
Baidu, Inc. (China) ADR*	9,353	942,689
Charter Communications, Inc. - Class A*	6,410	2,796,747
Comcast Corp. - Class A	134,365	4,619,469
Facebook, Inc. - Class A*	49,473	8,252,096
Fox Corp. - Class A	67,213	1,588,243
Netflix, Inc.*	7,955	2,987,102
Walt Disney Co. (The)	27,958	2,700,743

		37,147,325

Financials — 16.3%
Bank of America Corp.	197,849	4,200,334
Berkshire Hathaway, Inc. - Class B*	87,010	15,908,038
Brookfield Asset Management, Inc. (Canada) - Class A	34,386	1,521,580
Goldman Sachs Group, Inc. (The)	23,820	3,682,334
Signature Bank/NewYork NY	32,789	2,635,908

		27,948,194

Health Care — 11.0%
AmerisourceBergen Corp.	23,296	2,061,696
Bristol-Myers Squibb Co.	78,717	4,387,686
Johnson & Johnson	43,542	5,709,662
Novartis AG (Switzerland) ADR	30,566	2,520,167
UnitedHealth Group, Inc.	16,842	4,200,058

		18,879,269

Consumer Discretionary — 10.9%
Alibaba Group Holding Ltd. (China) ADR*	16,143	3,139,491
Amazon.com, Inc.*	4,783	9,325,511
JD.com, Inc. (China) ADR*	53,709	2,175,214
Starbucks Corp.	21,885	1,438,720
Trip.com Group Ltd. (China) ADR*	48,731	1,142,742
Yum China Holdings, Inc. (China)	33,561	1,430,705

		18,652,383

Industrials — 8.6%
Deere & Co.	21,696	2,997,519
FedEx Corp.	11,492	1,393,520
General Electric Co.	103,640	822,902
Hubbell, Inc.	22,844	2,621,121
Parker-Hannifin Corp.	7,992	1,036,802
Union Pacific Corp.	19,390	2,734,766
United Technologies Corp.*	32,326	3,049,312

		14,655,942

Consumer Staples — 2.9%
Monster Beverage Corp.*	48,551	2,731,479
Philip Morris International, Inc.	29,908	2,182,088

		4,913,567

	Shares	Market Value
Real Estate — 1.9%
Jones Lang LaSalle, Inc.	32,714	$3,303,460

Energy — 1.6%
Exxon Mobil Corp.	50,133	1,903,550
Schlumberger Ltd.	67,838	915,135

		2,818,685

Materials — 0.8%
DuPont de Nemours, Inc.	39,628	1,351,315

Total Common Stocks		$171,250,901

Short-Term Investment Fund — 0.0%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	104,480	$104,480

Total Investment Securities — 100.0% (Cost $148,987,818)		$171,355,381
Liabilities in Excess of Other Assets — 0.0%		(57,309)

Net Assets — 100.0%		$171,298,072

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$171,250,901	$—	$—	$171,250,901
Short-Term Investment Fund	104,480	—	—	104,480

Total	$171,355,381	$—	$—	$171,355,381

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Small Company Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Common Stocks — 94.1%
Health Care — 23.2%
Addus HomeCare Corp.*	7,400	$500,240
Allscripts Healthcare Solutions, Inc.*	74,437	524,036
Bio-Rad Laboratories, Inc. - Class A*	1,596	559,494
Bio-Techne Corp.	2,836	537,762
Chemed Corp.	2,310	1,000,692
Encompass Health Corp.	8,683	555,973
Globus Medical, Inc. - Class A*	22,168	942,805
Haemonetics Corp.*	5,540	552,116
HMS Holdings Corp.*	32,400	818,748
Integra LifeSciences Holdings Corp.*	12,292	549,084
NuVasive, Inc.*	10,297	521,646
Omnicell, Inc.*	7,731	506,999
Premier, Inc. - Class A*	36,518	1,194,869
Providence Service Corp. (The)*	9,331	512,085
Tactile Systems Technology, Inc.*	13,300	534,128
Vericel Corp.*	45,800	419,986

		10,230,663

Information Technology — 22.2%
8x8, Inc.*	28,200	390,852
Aspen Technology, Inc.*	5,358	509,385
Avaya Holdings Corp.*†	51,305	415,057
Cerence, Inc.*	29,299	451,205
Envestnet, Inc.*	8,200	440,996
ExlService Holdings, Inc.*	9,187	478,000
j2 Global, Inc.	15,585	1,166,537
KBR, Inc.	25,570	528,788
MAXIMUS, Inc.	8,987	523,043
Nice Ltd. (Israel) ADR*	3,268	469,154
Nuance Communications, Inc.*	30,998	520,146
Onto Innovation, Inc.*	37,908	1,124,730
Qualys, Inc.*	12,628	1,098,510
SPS Commerce, Inc.*	11,700	544,167
Verint Systems, Inc.*	26,100	1,122,300

		9,782,870

Industrials — 18.4%
ASGN, Inc.*	15,117	533,933
Clean Harbors, Inc.*	10,300	528,802
Comfort Systems USA, Inc.	14,056	513,747
Crane Co.	10,882	535,177
Curtiss-Wright Corp.	9,700	896,377
ITT, Inc.	19,448	882,161
John Bean Technologies Corp.	5,900	438,193
Quanta Services, Inc.	35,133	1,114,770
RBC Bearings, Inc.*	4,200	473,718
Rexnord Corp.	38,780	879,143
SkyWest, Inc.	17,100	447,849
WattsWater Technologies, Inc. - Class A	6,105	516,788
Woodward, Inc.	6,461	384,042

		8,144,700

Consumer Discretionary — 14.0%
1-800-Flowers.com, Inc. - Class A*	32,100	424,683
Aritzia, Inc. (Canada)*	27,800	243,173
Bloomin’ Brands, Inc.	58,872	420,346
Designer Brands, Inc. - Class A	42,843	213,358
Fox Factory Holding Corp.*	10,700	449,400
frontdoor, Inc.*	40,696	1,415,407
Oxford Industries, Inc.	12,500	453,250
Steven Madden Ltd.	21,264	493,963
Strategic Education, Inc.	8,000	1,118,080

	Shares	Market Value
Consumer Discretionary — (Continued)
Texas Roadhouse, Inc.	10,178	$420,351
TopBuild Corp.*	7,300	522,972

		6,174,983

Financials — 9.4%
Evercore, Inc. - Class A	18,700	861,322
Glacier Bancorp, Inc.	15,092	513,204
TCF Financial Corp.	37,500	849,750
Webster Financial Corp.	21,473	491,732
Western Alliance Bancorp	30,277	926,779
WSFS Financial Corp.	20,600	513,352

		4,156,139

Communication Services — 3.4%
Cargurus, Inc.*	25,400	481,076
Cogent Communications Holdings, Inc.	5,961	488,623
QuinStreet, Inc.*	67,680	544,824

		1,514,523

Real Estate — 2.4%
Corporate Office Properties Trust REIT	48,845	1,080,940

Energy — 1.1%
Cactus, Inc. - Class A	40,484	469,614

Total Common Stocks		$41,554,432

Short-Term Investment Funds — 8.5%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	3,288,704	$3,288,704
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	449,500	449,500

Total Short-Term Investment Funds		$3,738,204

Total Investment Securities — 102.6% (Cost $48,294,772)		$45,292,636
Liabilities in Excess of Other Assets — (2.6%)		(1,147,605)

Net Assets — 100.0%		$44,145,031

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $410,899.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$41,554,432	$—	$—	$41,554,432
Short-Term Investment Funds	3,738,204	—	—	3,738,204

Total	$45,292,636	$—	$—	$45,292,636

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Aggressive ETF Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 97.2%
Equity Funds — 80.6%
iShares Core S&P Small-Cap ETF	6,820	$382,670
Vanguard Extended Market ETF†	17,940	1,624,288
Vanguard FTSE Developed Markets ETF	98,445	3,282,156
Vanguard FTSE Emerging Markets ETF	29,380	985,699
Vanguard S&P 500 ETF	21,615	5,118,864
Vanguard Value ETF†	10,800	961,848

		12,355,525

Fixed Income Funds — 16.6%
iShares Core Total USD Bond Market ETF	14,430	757,575
iShares Core US Aggregate Bond ETF	9,070	1,046,406
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	5,410	154,023
Vanguard Intermediate-Term Corporate Bond ETF	5,295	461,142
Vanguard Total International Bond ETF	2,320	130,523

		2,549,669

Total Exchange-Traded Funds		$14,905,194

Short-Term Investment Funds — 14.5%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	490,811	490,811
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	1,735,200	1,735,200

Total Short-Term Investment Funds		$2,226,011

Total Investment Securities — 111.7% (Cost $17,482,324)		$17,131,205
Liabilities in Excess of Other Assets — (11.7%)		(1,790,709)

Net Assets — 100.0%		$15,340,496

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $ 1,676,348.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$14,905,194	$—	$—	$14,905,194
Short-Term Investment Funds	2,226,011	—	—	2,226,011

Total	$17,131,205	$—	$—	$17,131,205

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Conservative ETF Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 98.7%
Fixed Income Funds — 57.7%
iShares Core Total USD Bond Market ETF	49,645	$2,606,362
iShares Core US Aggregate Bond ETF	26,305	3,034,808
iShares iBoxx $ High Yield Corporate Bond ETF†	4,865	374,946
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,610	245,127
Vanguard Intermediate-Term Corporate Bond ETF	8,430	734,169
Vanguard Total International Bond ETF	4,190	235,729

		7,231,141

Equity Funds — 41.0%
iShares Core S&P Small-Cap ETF	3,345	187,688
Vanguard Extended Market ETF	7,530	681,766
Vanguard FTSE Developed Markets ETF	38,245	1,275,088
Vanguard FTSE Emerging Markets ETF	9,395	315,202
Vanguard S&P 500 ETF	9,495	2,248,606
Vanguard Value ETF	4,920	438,175

		5,146,525

Total Exchange-Traded Funds		$12,377,666

Short-Term Investment Funds — 4.7%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	209,361	209,361
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	380,400	380,400

Total Short-Term Investment Funds		$589,761

Total Investment Securities — 103.4% (Cost $12,483,552)		$12,967,427
Liabilities in Excess of Other Assets — (3.4%)		(427,074)

Net Assets — 100.0%		$12,540,353

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $369,936.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,377,666	$—	$—	$12,377,666
Short-Term Investment Funds	589,761	—	—	589,761

Total	$12,967,427	$—	$—	$12,967,427

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Moderate ETF Fund – March 31, 2020 (Unaudited)

	Shares	Market Value
Exchange-Traded Funds — 98.1%
Equity Funds — 61.3%
iShares Core S&P Small-Cap ETF	5,560	$311,972
Vanguard Extended Market ETF†	13,820	1,251,263
Vanguard FTSE Developed Markets ETF	71,005	2,367,307
Vanguard FTSE Emerging Markets ETF	20,660	693,143
Vanguard S&P 500 ETF	17,100	4,049,622
Vanguard Value ETF	8,505	757,455

		9,430,762

Fixed Income Funds — 36.8%
iShares Core Total USD Bond Market ETF	35,235	1,849,838
iShares Core US Aggregate Bond ETF	19,895	2,295,286
iShares iBoxx $ High Yield Corporate Bond ETF†	4,065	313,290
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	8,090	230,322
Vanguard Intermediate-Term Corporate Bond ETF	8,705	758,118
Vanguard Total International Bond ETF	3,640	204,786

		5,651,640

Total Exchange-Traded Funds		$15,082,402

Short-Term Investment Funds — 12.6%
Dreyfus Government Cash Management, Institutional Shares, 0.29%¥Ω	343,700	343,700
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥Ω	1,588,600	1,588,600

Total Short-Term Investment Funds		$1,932,300

Total Investment Securities — 110.7% (Cost $17,277,110)		$17,014,702
Liabilities in Excess of Other Assets — (10.7%)		(1,640,590)

Net Assets — 100.0%		$15,374,112

**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2020 was $1,539,624.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2020.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$15,082,402	$—	$—	$15,082,402
Short-Term Investment Funds	1,932,300	—	—	1,932,300

Total	$17,014,702	$—	$—	$17,014,702

See accompanying Notes to Portfolios of Investments.

13

Notes to Portfolios of Investments

March 31, 2020 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2020.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

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Notes to Portfolios of Investments (Unaudited) (Continued)

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.

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